Borrowings (Details 4) $ in Thousands, R$ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 BRL (R$)	Jun. 30, 2022 CLP ($)
Brasilagro [Member]
Statement [Line Items]
Issuance / expansion date	may-21
Amount in original currency | R$		R$ 240
Interest rate	5.3658%	5.3658%	5.3658%
Principal payment	50% April 2027 y 50% April 2028
Interest payment	Annual
Maturity date	Apr. 12, 2028
Class	n/a
Class IV [Member] | IRSA [Member]
Statement [Line Items]
Issuance / expansion date	mar-21
Amount in original currency	$ 15,810
Interest rate	10.00%	10.00%	10.00%
Principal payment	At expiration
Interest payment	Biannual
Maturity date	Mar. 01, 2024
Class	Series XI
Class [Member] | Cresud [Member]
Statement [Line Items]
Issuance / expansion date	feb-18
Maturity date	Feb. 16, 2023
Amount in original currency	$ 113,200
Interest rate	6.50%	6.50%	6.50%
Principal payment	At expiration
Interest payment	Biannual
Class	Series XXVI
Class One [Member] | Cresud 1 [Member]
Statement [Line Items]
Issuance / expansion date	aug-20
Maturity date	Aug. 31, 2023
Amount in original currency	$ 25,000
Interest rate	2.00%	2.00%	2.00%
Principal payment	At expiration
Interest payment	Quarterly
Class	Series XXX
Class Two [Member] | Cresud 2 [Member]
Statement [Line Items]
Issuance / expansion date	nov-20
Amount in original currency	$ 30,800
Interest rate	9.00%	9.00%	9.00%
Principal payment	Annual payments since 2021
Interest payment	Quarterly
Class	Series XXXI
Maturity date	Nov. 12, 2023
Class Three [Member] | Cresud 3 [Member]
Statement [Line Items]
Issuance / expansion date	nov-20
Amount in original currency	$ 34,300
Interest rate	9.00%	9.00%	9.00%
Principal payment	At expiration
Interest payment	Quarterly
Class	Series XXXII
Maturity date	Nov. 12, 2022
Class Seven [Member] | Cresud 7 [Member]
Statement [Line Items]
Issuance / expansion date	feb-22
Amount in original currency	$ 35,700
Interest rate	2.00%	2.00%	2.00%
Principal payment	At expiration
Interest payment	Annual payments since 2023
Class	Series XXXVI
Maturity date	Jun. 30, 2024
Class Six [Member] | Cresud 6 [Member]
Statement [Line Items]
Issuance / expansion date	sep-21
Amount in original currency	$ 35,700
Interest rate	3.50%	3.50%	3.50%
Principal payment	Annual payments since 2023
Interest payment	Biannual
Maturity date	Jun. 30, 2024
Class	Series XXXV
Class II [Member] | IRSA [Member]
Statement [Line Items]
Issuance / expansion date	nov-20
Amount in original currency			$ 31.7
Interest rate	10.00%	10.00%	10.00%
Principal payment	33% in November 21, 33% in November 22, 34% in November 23
Interest payment	Quarterly
Maturity date	Nov. 12, 2023
Class	Series VIII
Class I [Member] | IRSA [Member]
Statement [Line Items]
Issuance / expansion date	nov-20
Amount in original currency	$ 3,100
Interest rate	5.00%	5.00%	5.00%
Principal payment	At expiration
Interest payment	Quarterly
Maturity date	Mar. 01, 2023
Class	Series I
Cass VI [Member] | IRSA [Member]
Statement [Line Items]
Issuance / expansion date	aug-21
Amount in original currency	$ 58,100
Interest rate	3.90%	3.90%	3.90%
Principal payment	Biannual
Interest payment	Quarterly
Maturity date	Aug. 26, 2024
Class	Series XIII
Class Four [Member] | Cresud 4 [Member]
Statement [Line Items]
Issuance / expansion date	jul-21
Amount in original currency	$ 18,800
Interest rate	6.99%	6.99%	6.99%
Principal payment	Annual payments since 2022
Interest payment	Biannual
Class	Series XXXIII
Maturity date	Jul. 06, 2024
Class Five [Member] | Cresud 5 [Member]
Statement [Line Items]
Issuance / expansion date	jun-21
Amount in original currency	$ 35,700
Interest rate	6.99%	6.99%	6.99%
Principal payment	Annual payments since 2022
Interest payment	Biannual
Class	Series XXXIV
Maturity date	Jun. 30, 2024
Class Eight [Member] | Cresud 8 [Member]
Statement [Line Items]
Issuance / expansion date	jun-22
Amount in original currency	$ 24,400
Interest rate	5.50%	5.50%	5.50%
Principal payment	At expiration
Interest payment	Biannual
Maturity date	Jun. 30, 2024
FyO [Member]
Statement [Line Items]
Issuance / expansion date	oct-21
Amount in original currency	$ 12,300
Interest rate	0.00%	0.00%	0.00%
Principal payment	Biannual
Interest payment	n/a
Class	Series I
Maturity date	Oct. 22, 2023
Class V [Member] | IRSA [Member]
Statement [Line Items]
Issuance / expansion date	mar-21
Amount in original currency	$ 53,780
Interest rate	4.00%	4.00%	4.00%
Principal payment	At expiration
Interest payment	Biannual
Maturity date	Mar. 31, 2024
Class	Series XII
Class III [Member] | IRSA [Member]
Statement [Line Items]
Issuance / expansion date	nov-20
Amount in original currency	$ 80,700
Interest rate	10.00%	10.00%	10.00%
Principal payment	At expiration
Interest payment	Quarterly
Maturity date	Mar. 01, 2023